Share Repurchase Program (Detail) (USD $)	3 Months Ended		12 Months Ended			33 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2014	Apr. 03, 2014
Share Repurchase Program
Number of treasury stock shares acquired	109,422	40,327	40,327	304,000	1,463,000
Treasury stock shares acquired, average cost per share	$ 30.46	$ 27.68	$ 27.68
Treasury Stock, Value, Acquired, Cost Method	$ 3,335,000		$ 1,116,000	$ 8,091,000	$ 26,752,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount	51,700,000
November 2011 18-Month Repurchase Plan [Member]
Share Repurchase Program
Number of treasury stock shares acquired						2,192,612
Treasury stock shares acquired, average cost per share						$ 20.33
Treasury Stock, Value, Acquired, Cost Method		1,100,000
April 2014 Repurchase Plan [Member]
Share Repurchase Program
Number of treasury stock shares acquired			0
Treasury Stock, Value, Acquired, Cost Method	3,300,000
Stock repurchase program, authorized amount							$ 55,000,000